Credit quality of loans and advances to banks and customers (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment
Internal credit ratings systems
Financial assets	£ (6,220)	£ (3,380)
Impairment | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	(325)	(142)
Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(1,553)	(760)
Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(2,332)	(1,070)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(2,010)	(1,408)
Loans and Advances to Banks
Internal credit ratings systems
Financial assets	£ 7,070	£ 4,852
Loans and Advances to Banks | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and Advances to Banks | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and Advances to Banks | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and Advances to Banks | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and Advances to Banks | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and Advances to Banks | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and Advances to Banks | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and Advances to Banks | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and Advances to Banks | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and Advances to Banks | 12-month expected credit losses
Internal credit ratings systems
Financial assets	£ 7,070	£ 4,852
Loans and Advances to Banks | Gross carrying amount
Internal credit ratings systems
Financial assets	7,085	4,852	£ 3,693
Loans and Advances to Banks | Gross carrying amount | CMS 1-10
Internal credit ratings systems
Financial assets	3,664	4,852
Loans and Advances to Banks | Gross carrying amount | CMS 11-14
Internal credit ratings systems
Financial assets	3,384
Loans and Advances to Banks | Gross carrying amount | CMS 15-18
Internal credit ratings systems
Financial assets	37
Loans and Advances to Banks | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	7,085	4,852	3,691
Loans and Advances to Banks | Gross carrying amount | 12-month expected credit losses | CMS 1-10
Internal credit ratings systems
Financial assets	3,664	4,852
Loans and Advances to Banks | Gross carrying amount | 12-month expected credit losses | CMS 11-14
Internal credit ratings systems
Financial assets	3,384
Loans and Advances to Banks | Gross carrying amount | 12-month expected credit losses | CMS 15-18
Internal credit ratings systems
Financial assets	37
Loans and Advances to Banks | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets			2
Loans and Advances to Banks | Impairment
Internal credit ratings systems
Financial assets	(15)
Loans and Advances to Banks | Impairment | CMS 11-14
Internal credit ratings systems
Financial assets	(14)
Loans and Advances to Banks | Impairment | CMS 15-18
Internal credit ratings systems
Financial assets	(1)
Loans and Advances to Banks | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(15)
Loans and Advances to Banks | Impairment | 12-month expected credit losses | CMS 11-14
Internal credit ratings systems
Financial assets	(14)
Loans and Advances to Banks | Impairment | 12-month expected credit losses | CMS 15-18
Internal credit ratings systems
Financial assets	(1)
Loans and advances to customers
Internal credit ratings systems
Financial assets	481,235	474,470
Loans and advances to customers | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	12,718	13,572
Loans and advances to customers | 12-month expected credit losses
Internal credit ratings systems
Financial assets	409,815	429,098
Loans and advances to customers | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	54,216	27,512
Loans and advances to customers | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	4,486	4,288
Loans and advances to customers | Gross carrying amount
Internal credit ratings systems
Financial assets	486,975	477,633	467,064
Loans and advances to customers | Gross carrying amount | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	13,043	13,714	15,391
Loans and advances to customers | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	411,115	429,767	420,968
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	56,357	28,505	25,308
Loans and advances to customers | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	6,460	5,647	£ 5,397
Loans and advances to customers | Impairment
Internal credit ratings systems
Financial assets	(5,740)	(3,163)
Loans and advances to customers | Impairment | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	(325)	(142)
Loans and advances to customers | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(1,300)	(669)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(2,141)	(993)
Loans and advances to customers | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(1,974)	(1,359)
Loans and advances to customers | Retail | Gross carrying amount
Internal credit ratings systems
Financial assets	344,232	344,483
Loans and advances to customers | Retail | Gross carrying amount | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	13,043	13,714
Loans and advances to customers | Retail | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	286,929	305,751
Loans and advances to customers | Retail | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	41,376	22,534
Loans and advances to customers | Retail | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	2,884	2,484
Loans and advances to customers | Retail | Impairment
Internal credit ratings systems
Financial assets	(3,184)	(1,961)
Loans and advances to customers | Retail | Impairment | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	(325)	(142)
Loans and advances to customers | Retail | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(850)	(563)
Loans and advances to customers | Retail | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(1,376)	(766)
Loans and advances to customers | Retail | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	£ (633)	£ (490)
Loans and advances to customers | Retail - Mortgages [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Retail - Mortgages [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 285,727	£ 289,198
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | RMS 1-6
Internal credit ratings systems
Financial assets	263,890	270,522
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | RMS 7-9
Internal credit ratings systems
Financial assets	3,778	2,067
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | RMS 10
Internal credit ratings systems
Financial assets	862	414
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | RMS 11-13
Internal credit ratings systems
Financial assets	2,354	975
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | RMS 14
Internal credit ratings systems
Financial assets	14,843	15,220
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	13,043	13,714
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Purchased or originated credit-impaired | RMS 14
Internal credit ratings systems
Financial assets	13,043	13,714
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	236,577	257,043
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	236,569	257,028
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	8	15
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	34,307	16,935
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	27,321	13,494
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	3,770	2,052
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	862	414
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	2,354	975
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	1,800	1,506
Loans and advances to customers | Retail - Mortgages [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	1,800	1,506
Loans and advances to customers | Retail - Mortgages [Member] | Impairment
Internal credit ratings systems
Financial assets	(1,109)	(568)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | RMS 1-6
Internal credit ratings systems
Financial assets	(356)	(206)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | RMS 7-9
Internal credit ratings systems
Financial assets	(79)	(39)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | RMS 10
Internal credit ratings systems
Financial assets	(28)	(13)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | RMS 11-13
Internal credit ratings systems
Financial assets	(134)	(46)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | RMS 14
Internal credit ratings systems
Financial assets	(512)	(264)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Purchased or originated credit-impaired
Internal credit ratings systems
Financial assets	(325)	(142)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Purchased or originated credit-impaired | RMS 14
Internal credit ratings systems
Financial assets	(325)	(142)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(106)	(23)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	(106)	(23)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(491)	(281)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	(250)	(183)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	(79)	(39)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	(28)	(13)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	(134)	(46)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(187)	(122)
Loans and advances to customers | Retail - Mortgages [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	£ (187)	£ (122)
Loans and advances to customers | Retail - credit cards | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Retail - credit cards | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers | Retail - credit cards | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers | Retail - credit cards | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers | Retail - credit cards | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers | Retail - credit cards | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Retail - credit cards | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Retail - credit cards | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Retail - credit cards | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Retail - credit cards | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 15,895	£ 18,199
Loans and advances to customers | Retail - credit cards | Gross carrying amount | RMS 1-6
Internal credit ratings systems
Financial assets	10,526	15,474
Loans and advances to customers | Retail - credit cards | Gross carrying amount | RMS 7-9
Internal credit ratings systems
Financial assets	3,523	1,911
Loans and advances to customers | Retail - credit cards | Gross carrying amount | RMS 10
Internal credit ratings systems
Financial assets	764	137
Loans and advances to customers | Retail - credit cards | Gross carrying amount | RMS 11-13
Internal credit ratings systems
Financial assets	714	292
Loans and advances to customers | Retail - credit cards | Gross carrying amount | RMS 14
Internal credit ratings systems
Financial assets	368	385
Loans and advances to customers | Retail - credit cards | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	13,439	16,133
Loans and advances to customers | Retail - credit cards | Gross carrying amount | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	10,070	14,745
Loans and advances to customers | Retail - credit cards | Gross carrying amount | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	2,882	1,355
Loans and advances to customers | Retail - credit cards | Gross carrying amount | 12-month expected credit losses | RMS 10
Internal credit ratings systems
Financial assets	403	32
Loans and advances to customers | Retail - credit cards | Gross carrying amount | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets	84	1
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	2,088	1,681
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	456	729
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	641	556
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	361	105
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	630	291
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	368	385
Loans and advances to customers | Retail - credit cards | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	368	385
Loans and advances to customers | Retail - credit cards | Impairment
Internal credit ratings systems
Financial assets	(757)	(470)
Loans and advances to customers | Retail - credit cards | Impairment | RMS 1-6
Internal credit ratings systems
Financial assets	(118)	(128)
Loans and advances to customers | Retail - credit cards | Impairment | RMS 7-9
Internal credit ratings systems
Financial assets	(195)	(103)
Loans and advances to customers | Retail - credit cards | Impairment | RMS 10
Internal credit ratings systems
Financial assets	(102)	(22)
Loans and advances to customers | Retail - credit cards | Impairment | RMS 11-13
Internal credit ratings systems
Financial assets	(221)	(91)
Loans and advances to customers | Retail - credit cards | Impairment | RMS 14
Internal credit ratings systems
Financial assets	(121)	(126)
Loans and advances to customers | Retail - credit cards | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(287)	(155)
Loans and advances to customers | Retail - credit cards | Impairment | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	(96)	(103)
Loans and advances to customers | Retail - credit cards | Impairment | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	(134)	(49)
Loans and advances to customers | Retail - credit cards | Impairment | 12-month expected credit losses | RMS 10
Internal credit ratings systems
Financial assets	(44)	(3)
Loans and advances to customers | Retail - credit cards | Impairment | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets	(13)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(349)	(189)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	(22)	(25)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	(61)	(54)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	(58)	(19)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	(208)	(91)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(121)	(126)
Loans and advances to customers | Retail - credit cards | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	£ (121)	£ (126)
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Retail - UK Motor Finance [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 15,830	£ 15,976
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | RMS 1-6
Internal credit ratings systems
Financial assets	13,377	14,865
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | RMS 7-9
Internal credit ratings systems
Financial assets	1,747	682
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | RMS 10
Internal credit ratings systems
Financial assets	155	99
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | RMS 11-13
Internal credit ratings systems
Financial assets	315	180
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | RMS 14
Internal credit ratings systems
Financial assets	236	150
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	12,674	13,884
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	11,615	13,568
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	1,054	314
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets	5	2
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	2,920	1,942
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	1,762	1,297
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	693	368
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	155	99
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	310	178
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	236	150
Loans and advances to customers | Retail - UK Motor Finance [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	236	150
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment
Internal credit ratings systems
Financial assets	(561)	(385)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | RMS 1-6
Internal credit ratings systems
Financial assets	(234)	(233)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | RMS 7-9
Internal credit ratings systems
Financial assets	(55)	(25)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | RMS 10
Internal credit ratings systems
Financial assets	(21)	(10)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | RMS 11-13
Internal credit ratings systems
Financial assets	(99)	(33)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | RMS 14
Internal credit ratings systems
Financial assets	(152)	(84)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(192)	(214)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	(184)	(203)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	(8)	(10)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets		(1)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(217)	(87)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	(50)	(30)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	(47)	(15)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	(21)	(10)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	(99)	(32)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(152)	(84)
Loans and advances to customers | Retail - UK Motor Finance [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	£ (152)	£ (84)
Loans and advances to customers | Retail - Other [Member] | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Retail - Other [Member] | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers | Retail - Other [Member] | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers | Retail - Other [Member] | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers | Retail - Other [Member] | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers | Retail - Other [Member] | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Retail - Other [Member] | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Retail - Other [Member] | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Retail - Other [Member] | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 26,780	£ 21,110
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | RMS 1-6
Internal credit ratings systems
Financial assets	19,935	17,929
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | RMS 7-9
Internal credit ratings systems
Financial assets	3,759	2,114
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | RMS 10
Internal credit ratings systems
Financial assets	978	135
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | RMS 11-13
Internal credit ratings systems
Financial assets	1,628	489
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | RMS 14
Internal credit ratings systems
Financial assets	480	443
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	24,239	18,691
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	19,242	17,166
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	3,213	1,330
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | 12-month expected credit losses | RMS 10
Internal credit ratings systems
Financial assets	787	44
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets	997	151
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	2,061	1,976
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	693	763
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	546	784
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	191	91
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	631	338
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	480	443
Loans and advances to customers | Retail - Other [Member] | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	480	443
Loans and advances to customers | Retail - Other [Member] | Impairment
Internal credit ratings systems
Financial assets	(757)	(538)
Loans and advances to customers | Retail - Other [Member] | Impairment | RMS 1-6
Internal credit ratings systems
Financial assets	(144)	(135)
Loans and advances to customers | Retail - Other [Member] | Impairment | RMS 7-9
Internal credit ratings systems
Financial assets	(153)	(119)
Loans and advances to customers | Retail - Other [Member] | Impairment | RMS 10
Internal credit ratings systems
Financial assets	(57)	(20)
Loans and advances to customers | Retail - Other [Member] | Impairment | RMS 11-13
Internal credit ratings systems
Financial assets	(230)	(106)
Loans and advances to customers | Retail - Other [Member] | Impairment | RMS 14
Internal credit ratings systems
Financial assets	(173)	(158)
Loans and advances to customers | Retail - Other [Member] | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(265)	(171)
Loans and advances to customers | Retail - Other [Member] | Impairment | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	(116)	(109)
Loans and advances to customers | Retail - Other [Member] | Impairment | 12-month expected credit losses | RMS 7-9
Internal credit ratings systems
Financial assets	(110)	(55)
Loans and advances to customers | Retail - Other [Member] | Impairment | 12-month expected credit losses | RMS 10
Internal credit ratings systems
Financial assets	(22)	(4)
Loans and advances to customers | Retail - Other [Member] | Impairment | 12-month expected credit losses | RMS 11-13
Internal credit ratings systems
Financial assets	(17)	(3)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(319)	(209)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	(28)	(26)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 7-9
Internal credit ratings systems
Financial assets	(43)	(64)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 10
Internal credit ratings systems
Financial assets	(35)	(16)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 11-13
Internal credit ratings systems
Financial assets	(213)	(103)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(173)	(158)
Loans and advances to customers | Retail - Other [Member] | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	£ (173)	£ (158)
Loans and advances to customers | Commercial | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Commercial | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and advances to customers | Commercial | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and advances to customers | Commercial | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and advances to customers | Commercial | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and advances to customers | Commercial | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Commercial | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	2.01%	20.01%
Loans and advances to customers | Commercial | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Commercial | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Commercial | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 81,383	£ 79,300
Loans and advances to customers | Commercial | Gross carrying amount | CMS 1-10
Internal credit ratings systems
Financial assets	20,208	43,488
Loans and advances to customers | Commercial | Gross carrying amount | CMS 11-14
Internal credit ratings systems
Financial assets	42,453	27,653
Loans and advances to customers | Commercial | Gross carrying amount | CMS 15-18
Internal credit ratings systems
Financial assets	13,687	4,882
Loans and advances to customers | Commercial | Gross carrying amount | CMS 19
Internal credit ratings systems
Financial assets	1,542	168
Loans and advances to customers | Commercial | Gross carrying amount | CMS 20-23
Internal credit ratings systems
Financial assets	3,493	3,109
Loans and advances to customers | Commercial | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	62,933	70,252
Loans and advances to customers | Commercial | Gross carrying amount | 12-month expected credit losses | CMS 1-10
Internal credit ratings systems
Financial assets	20,094	43,118
Loans and advances to customers | Commercial | Gross carrying amount | 12-month expected credit losses | CMS 11-14
Internal credit ratings systems
Financial assets	35,518	25,341
Loans and advances to customers | Commercial | Gross carrying amount | 12-month expected credit losses | CMS 15-18
Internal credit ratings systems
Financial assets	7,321	1,793
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	14,957	5,939
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | CMS 1-10
Internal credit ratings systems
Financial assets	114	370
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | CMS 11-14
Internal credit ratings systems
Financial assets	6,935	2,312
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | CMS 15-18
Internal credit ratings systems
Financial assets	6,366	3,089
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | CMS 19
Internal credit ratings systems
Financial assets	1,542	168
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	3,493	3,109
Loans and advances to customers | Commercial | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | CMS 20-23
Internal credit ratings systems
Financial assets	3,493	3,109
Loans and advances to customers | Commercial | Impairment
Internal credit ratings systems
Financial assets	(2,330)	(1,175)
Loans and advances to customers | Commercial | Impairment | CMS 1-10
Internal credit ratings systems
Financial assets	(9)	(29)
Loans and advances to customers | Commercial | Impairment | CMS 11-14
Internal credit ratings systems
Financial assets	(279)	(87)
Loans and advances to customers | Commercial | Impairment | CMS 15-18
Internal credit ratings systems
Financial assets	(484)	(184)
Loans and advances to customers | Commercial | Impairment | CMS 19
Internal credit ratings systems
Financial assets	(230)	(16)
Loans and advances to customers | Commercial | Impairment | CMS 20-23
Internal credit ratings systems
Financial assets	(1,328)	(859)
Loans and advances to customers | Commercial | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(237)	(90)
Loans and advances to customers | Commercial | Impairment | 12-month expected credit losses | CMS 1-10
Internal credit ratings systems
Financial assets	(9)	(27)
Loans and advances to customers | Commercial | Impairment | 12-month expected credit losses | CMS 11-14
Internal credit ratings systems
Financial assets	(120)	(50)
Loans and advances to customers | Commercial | Impairment | 12-month expected credit losses | CMS 15-18
Internal credit ratings systems
Financial assets	(108)	(13)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	(765)	(226)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Not credit impaired | CMS 1-10
Internal credit ratings systems
Financial assets		(2)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Not credit impaired | CMS 11-14
Internal credit ratings systems
Financial assets	(159)	(37)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Not credit impaired | CMS 15-18
Internal credit ratings systems
Financial assets	(376)	(171)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Not credit impaired | CMS 19
Internal credit ratings systems
Financial assets	(230)	(16)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(1,328)	(859)
Loans and advances to customers | Commercial | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | CMS 20-23
Internal credit ratings systems
Financial assets	£ (1,328)	£ (859)
Loans and advances to customers | Other | CMS 1-10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Other | CMS 1-10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	0.50%	0.50%
Expected credit loss PD (as a percent)	0.50%	0.50%
Loans and advances to customers | Other | CMS 11-14 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.51%	0.51%
Expected credit loss PD (as a percent)	0.51%	0.51%
Loans and advances to customers | Other | CMS 11-14 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	3.00%	3.00%
Expected credit loss PD (as a percent)	3.00%	3.00%
Loans and advances to customers | Other | CMS 15-18 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	3.01%	3.01%
Expected credit loss PD (as a percent)	3.01%	3.01%
Loans and advances to customers | Other | CMS 15-18 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Other | CMS 19 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Other | CMS 19 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Other | CMS 20-23
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Other | RMS 1-6 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	0.00%	0.00%
Expected credit loss PD (as a percent)	0.00%	0.00%
Loans and advances to customers | Other | RMS 1-6 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	4.50%	4.50%
Expected credit loss PD (as a percent)	4.50%	4.50%
Loans and advances to customers | Other | RMS 7-9 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	4.51%	4.51%
Expected credit loss PD (as a percent)	4.51%	4.51%
Loans and advances to customers | Other | RMS 7-9 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	14.00%	14.00%
Expected credit loss PD (as a percent)	14.00%	14.00%
Loans and advances to customers | Other | RMS 10 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	14.01%	14.01%
Expected credit loss PD (as a percent)	14.01%	14.01%
Loans and advances to customers | Other | RMS 10 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	20.00%	20.00%
Expected credit loss PD (as a percent)	20.00%	20.00%
Loans and advances to customers | Other | RMS 11-13 | Minimum
Internal credit ratings systems
Regulatory PD (as a percent)	20.01%	20.01%
Expected credit loss PD (as a percent)	20.01%	20.01%
Loans and advances to customers | Other | RMS 11-13 | Maximum
Internal credit ratings systems
Regulatory PD (as a percent)	99.99%	99.99%
Expected credit loss PD (as a percent)	99.99%	99.99%
Loans and advances to customers | Other | RMS 14
Internal credit ratings systems
Regulatory PD (as a percent)	100.00%	100.00%
Expected credit loss PD (as a percent)	100.00%	100.00%
Loans and advances to customers | Other | Gross carrying amount
Internal credit ratings systems
Financial assets	£ 61,360	£ 53,850
Loans and advances to customers | Other | Gross carrying amount | CMS 1-10
Internal credit ratings systems
Financial assets	60,489	53,010
Loans and advances to customers | Other | Gross carrying amount | CMS
Internal credit ratings systems
Financial assets	60,489	53,010
Loans and advances to customers | Other | Gross carrying amount | RMS 1-6
Internal credit ratings systems
Financial assets	788	786
Loans and advances to customers | Other | Gross carrying amount | RMS 14
Internal credit ratings systems
Financial assets	83	54
Loans and advances to customers | Other | Gross carrying amount | RMS
Internal credit ratings systems
Financial assets	871	840
Loans and advances to customers | Other | Gross carrying amount | 12-month expected credit losses
Internal credit ratings systems
Financial assets	61,253	53,764
Loans and advances to customers | Other | Gross carrying amount | 12-month expected credit losses | CMS 1-10
Internal credit ratings systems
Financial assets	60,489	53,010
Loans and advances to customers | Other | Gross carrying amount | 12-month expected credit losses | CMS
Internal credit ratings systems
Financial assets	60,489	53,010
Loans and advances to customers | Other | Gross carrying amount | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	764	754
Loans and advances to customers | Other | Gross carrying amount | 12-month expected credit losses | RMS
Internal credit ratings systems
Financial assets	764	754
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets	24	32
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets	24	32
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | RMS
Internal credit ratings systems
Financial assets	24	32
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	83	54
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	83	54
Loans and advances to customers | Other | Gross carrying amount | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS
Internal credit ratings systems
Financial assets	83	54
Loans and advances to customers | Other | Impairment
Internal credit ratings systems
Financial assets	(226)	(27)
Loans and advances to customers | Other | Impairment | RMS 1-6
Internal credit ratings systems
Financial assets	(13)	(17)
Loans and advances to customers | Other | Impairment | RMS 14
Internal credit ratings systems
Financial assets	(13)	(10)
Loans and advances to customers | Other | Impairment | RMS
Internal credit ratings systems
Financial assets	(26)	(27)
Loans and advances to customers | Other | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	(213)	(16)
Loans and advances to customers | Other | Impairment | 12-month expected credit losses | RMS 1-6
Internal credit ratings systems
Financial assets	(13)	(16)
Loans and advances to customers | Other | Impairment | 12-month expected credit losses | RMS
Internal credit ratings systems
Financial assets	(13)	(16)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Not credit impaired
Internal credit ratings systems
Financial assets		(1)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Not credit impaired | RMS 1-6
Internal credit ratings systems
Financial assets		(1)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Not credit impaired | RMS
Internal credit ratings systems
Financial assets		(1)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Internal credit ratings systems
Financial assets	(13)	(10)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS 14
Internal credit ratings systems
Financial assets	(13)	(10)
Loans and advances to customers | Other | Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination | RMS
Internal credit ratings systems
Financial assets	(13)	£ (10)
Loans and advances to customers | Central adjustment to severe scenario | Impairment
Internal credit ratings systems
Financial assets	(200)
Loans and advances to customers | Central adjustment to severe scenario | Impairment | 12-month expected credit losses
Internal credit ratings systems
Financial assets	£ (200)